Income Taxes (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 2,400,330	$ 808,705
Value added tax payable	1,662,880	1,897,087
Business tax payable	20,843	19,342
Other taxes payable	61,867	23,340
Total taxes payable	$ 4,145,920	$ 2,748,474